Cash and Cash Equivalents - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure Of Cash And Cash Equivalents [Line Items]
Time deposits maturity description	Time deposits have a maturity of three months or less from their date of acquisition and accrue the market interest for this type of short-term investment.
Other fixed-income instruments maturity description	Other fixed-income investments are mainly comprised of resale agreements maturing in 90 days or less from the date of investment.
Top of Range [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Time deposits maturity	3 months
Other fixed-income instruments, resale agreements maturity	90 days